Financial risk management - Currency risk - Sensitivity Analysis (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage change in variable interest rates	10.00%
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible increase in risk assumption	10.00%	10.00%
Percentage of reasonably possible decrease in risk assumption	10.00%	10.00%
Increase (decrease) in equity due to reasonably possible increase in designated risk component	$ 7.4	$ 10.5